3. Fair Value of Financial Instruments (Sept. 2018 Note)	9 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
3. Fair Value of Financial Instruments

3.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s derivative liability measured at fair value on a recurring basis was determined using the following inputs:

Fair Value Measurements at September 30, 2018
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Put option derivative liability	$—	$—	$—	$—

	Fair Value Measurements at December 31, 2017
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Put option derivative liability	$9,195	$—	$—	$9,195

The following table provides a summary of the changes in fair value, including net transfers in and/or out, of the derivative financial instruments, measured at fair value on a recurring basis using significant unobservable inputs:

	Fair Value Measurements Using
	Significant Unobservable Inputs
	(Level 3)
	Embedded Derivative Liability
	September 30,	December 31,
	2018	2017
Balance beginning of period	$9,195	$57,922
Change in fair market value of derivative liability	(9,195)	(48,727)
Balance end of period	$-	$9,195

The Company’s derivative instruments were valued using the Black-Scholes option pricing model. Assumptions used in the valuation include the following: a) market value of stock on measurement date of $0.17; b) risk-free rate of 1.63%; c) volatility factor of 276%; d) dividend yield of 0% and e) remaining term of 0.14 years. During the nine months ended September 30, 2018, all derivative instruments were settled by the Company.